Note 18 - Derivatives (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the six-month periods ended
June 30, 2019 and 2020
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative		Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
	2019	2020		2019	2020
Interest rate swaps	$(4,234)	$(8,127)	Loss on derivative instruments, net	$–	$–
Reclassification to Interest and finance costs	(1,502)	13	Loss on derivative instruments, net	–	–
Total	$(5,736)	$(8,114)		$–	$–

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2019	2020
Non-hedging interest rate swaps	Loss on derivative instruments, net	$(577)	$(2,074)
Forward contracts	Loss on derivative instruments, net	2	8
Total		$(575)	$(2,066)